Distribution Date:	08/17/22	BBCMS Mortgage Trust 2019-C5
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	4		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			Michael Tilden	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	Alan_Williams@keybank.com
Mortgage Loan Detail (Part 1)	13-15		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492JAS1	2.094000%	21,460,000.00	11,257,545.74	372,047.01	19,644.42	0.00	0.00	391,691.43	10,885,498.73	30.33%	30.00%
A-2	05492JAT9	3.043000%	86,300,000.00	86,300,000.00	0.00	218,842.42	0.00	0.00	218,842.42	86,300,000.00	30.33%	30.00%
A-3	05492JAV4	2.805000%	187,000,000.00	187,000,000.00	0.00	437,112.50	0.00	0.00	437,112.50	187,000,000.00	30.33%	30.00%
A-4	05492JAW2	3.063000%	349,400,000.00	349,400,000.00	0.00	891,843.50	0.00	0.00	891,843.50	349,400,000.00	30.33%	30.00%
A-SB	05492JAU6	2.990000%	30,830,000.00	30,830,000.00	0.00	76,818.08	0.00	0.00	76,818.08	30,830,000.00	30.33%	30.00%
A-S	05492JAX0	3.366000%	94,017,000.00	94,017,000.00	0.00	263,717.69	0.00	0.00	263,717.69	94,017,000.00	20.47%	20.25%
B	05492JAY8	3.517000%	40,981,000.00	40,981,000.00	0.00	120,108.48	0.00	0.00	120,108.48	40,981,000.00	16.18%	16.00%
C	05492JAZ5	3.710000%	39,776,000.00	39,776,000.00	0.00	122,974.13	0.00	0.00	122,974.13	39,776,000.00	12.01%	11.88%
D	05492JAA0	2.500000%	25,313,000.00	25,313,000.00	0.00	52,735.42	0.00	0.00	52,735.42	25,313,000.00	9.35%	9.25%
E	05492JAC6	2.500000%	19,285,000.00	19,285,000.00	0.00	40,177.08	0.00	0.00	40,177.08	19,285,000.00	7.33%	7.25%
F	05492JAE2	2.729587%	22,902,000.00	22,902,000.00	0.00	52,094.16	0.00	0.00	52,094.16	22,902,000.00	4.93%	4.88%
G-RR	05492JAG7	3.979587%	9,642,000.00	9,642,000.00	0.00	31,975.98	0.00	0.00	31,975.98	9,642,000.00	3.92%	3.88%
H-RR*	05492JAJ1	3.979587%	37,366,303.00	37,366,303.00	0.00	123,918.69	0.00	0.00	123,918.69	37,366,303.00	0.00%	0.00%
VRR Interest	BCC2M0QM5	3.979587%	37,048,884.73	36,656,890.11	14,294.64	121,566.06	0.00	0.00	135,860.70	36,642,595.47	0.00%	0.00%
R	05492JAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,001,321,187.73	990,726,738.85	386,341.65	2,573,528.61	0.00	0.00	2,959,870.26	990,340,397.20

X-A	05492JBA9	1.011551%	674,990,000.00	664,787,545.74	0.00	560,388.74	0.00	0.00	560,388.74	664,415,498.73
X-B	05492JBB7	0.499891%	174,774,000.00	174,774,000.00	0.00	72,806.59	0.00	0.00	72,806.59	174,774,000.00
X-D	05492JAL6	1.479587%	44,598,000.00	44,598,000.00	0.00	54,988.83	0.00	0.00	54,988.83	44,598,000.00
X-F	05492JAN2	1.250000%	22,902,000.00	22,902,000.00	0.00	23,856.25	0.00	0.00	23,856.25	22,902,000.00
Notional SubTotal			917,264,000.00	907,061,545.74	0.00	712,040.41	0.00	0.00	712,040.41	906,689,498.73

Deal Distribution Total					386,341.65	3,285,569.02	0.00	0.00	3,671,910.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492JAS1	524.58274651	17.33676654	0.91539702	0.00000000	0.00000000	0.00000000	0.00000000	18.25216356	507.24597996
A-2	05492JAT9	1,000.00000000	0.00000000	2.53583337	0.00000000	0.00000000	0.00000000	0.00000000	2.53583337	1,000.00000000
A-3	05492JAV4	1,000.00000000	0.00000000	2.33750000	0.00000000	0.00000000	0.00000000	0.00000000	2.33750000	1,000.00000000
A-4	05492JAW2	1,000.00000000	0.00000000	2.55250000	0.00000000	0.00000000	0.00000000	0.00000000	2.55250000	1,000.00000000
A-SB	05492JAU6	1,000.00000000	0.00000000	2.49166656	0.00000000	0.00000000	0.00000000	0.00000000	2.49166656	1,000.00000000
A-S	05492JAX0	1,000.00000000	0.00000000	2.80500005	0.00000000	0.00000000	0.00000000	0.00000000	2.80500005	1,000.00000000
B	05492JAY8	1,000.00000000	0.00000000	2.93083331	0.00000000	0.00000000	0.00000000	0.00000000	2.93083331	1,000.00000000
C	05492JAZ5	1,000.00000000	0.00000000	3.09166658	0.00000000	0.00000000	0.00000000	0.00000000	3.09166658	1,000.00000000
D	05492JAA0	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	05492JAC6	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	05492JAE2	1,000.00000000	0.00000000	2.27465549	0.00000000	0.00000000	0.00000000	0.00000000	2.27465549	1,000.00000000
G-RR	05492JAG7	1,000.00000000	0.00000000	3.31632234	0.00000000	0.00000000	0.00000000	0.00000000	3.31632234	1,000.00000000
H-RR	05492JAJ1	1,000.00000000	0.00000000	3.31632193	0.00000000	0.10900570	0.00000000	0.00000000	3.31632193	1,000.00000000
VRR Interest	BCC2M0QM5	989.41952982	0.38583186	3.28123399	0.00000000	0.00422442	0.00000000	0.00000000	3.66706585	989.03369797
R	05492JAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492JBA9	984.88502902	0.00000000	0.83021784	0.00000000	0.00000000	0.00000000	0.00000000	0.83021784	984.33384010
X-B	05492JBB7	1,000.00000000	0.00000000	0.41657563	0.00000000	0.00000000	0.00000000	0.00000000	0.41657563	1,000.00000000
X-D	05492JAL6	1,000.00000000	0.00000000	1.23298870	0.00000000	0.00000000	0.00000000	0.00000000	1.23298870	1,000.00000000
X-F	05492JAN2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/22 - 07/30/22	30	0.00	19,644.42	0.00	19,644.42	0.00	0.00	0.00	19,644.42	0.00
A-2	07/01/22 - 07/30/22	30	0.00	218,842.42	0.00	218,842.42	0.00	0.00	0.00	218,842.42	0.00
A-3	07/01/22 - 07/30/22	30	0.00	437,112.50	0.00	437,112.50	0.00	0.00	0.00	437,112.50	0.00
A-4	07/01/22 - 07/30/22	30	0.00	891,843.50	0.00	891,843.50	0.00	0.00	0.00	891,843.50	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	76,818.08	0.00	76,818.08	0.00	0.00	0.00	76,818.08	0.00
X-A	07/01/22 - 07/30/22	30	0.00	560,388.74	0.00	560,388.74	0.00	0.00	0.00	560,388.74	0.00
X-B	07/01/22 - 07/30/22	30	0.00	72,806.59	0.00	72,806.59	0.00	0.00	0.00	72,806.59	0.00
A-S	07/01/22 - 07/30/22	30	0.00	263,717.69	0.00	263,717.69	0.00	0.00	0.00	263,717.69	0.00
B	07/01/22 - 07/30/22	30	0.00	120,108.48	0.00	120,108.48	0.00	0.00	0.00	120,108.48	0.00
C	07/01/22 - 07/30/22	30	0.00	122,974.13	0.00	122,974.13	0.00	0.00	0.00	122,974.13	0.00
X-D	07/01/22 - 07/30/22	30	0.00	54,988.83	0.00	54,988.83	0.00	0.00	0.00	54,988.83	0.00
X-F	07/01/22 - 07/30/22	30	0.00	23,856.25	0.00	23,856.25	0.00	0.00	0.00	23,856.25	0.00
D	07/01/22 - 07/30/22	30	0.00	52,735.42	0.00	52,735.42	0.00	0.00	0.00	52,735.42	0.00
E	07/01/22 - 07/30/22	30	0.00	40,177.08	0.00	40,177.08	0.00	0.00	0.00	40,177.08	0.00
F	07/01/22 - 07/30/22	30	0.00	52,094.16	0.00	52,094.16	0.00	0.00	0.00	52,094.16	0.00
G-RR	07/01/22 - 07/30/22	30	0.00	31,975.98	0.00	31,975.98	0.00	0.00	0.00	31,975.98	0.00
H-RR	07/01/22 - 07/30/22	30	4,059.68	123,918.70	0.00	123,918.70	0.00	0.00	0.00	123,918.69	4,073.14
VRR Interest	07/01/22 - 07/30/22	30	155.99	121,566.06	0.00	121,566.06	0.00	0.00	0.00	121,566.06	156.51
Totals			4,215.67	3,285,569.03	0.00	3,285,569.03	0.00	0.00	0.00	3,285,569.02	4,229.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	3,671,910.67
Non-VRR Available Funds	3,536,049.96
VRR Available Funds	135,860.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,300,360.01	Master Servicing Fee	6,438.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,389.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	426.56
ARD Interest	0.00	Operating Advisor Fee	1,322.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,300,360.01	Total Fees	14,791.00

Principal		Expenses/Reimbursements
Scheduled Principal	386,341.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	386,341.65	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,285,569.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	386,341.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,671,910.67
Total Funds Collected	3,686,701.66	Total Funds Distributed	3,686,701.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	990,726,738.85	990,726,738.85	Beginning Certificate Balance	990,726,738.85
(-) Scheduled Principal Collections	386,341.65	386,341.65	(-) Principal Distributions	386,341.65
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	990,340,397.20	990,340,397.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	990,726,738.87	990,726,738.87	Ending Certificate Balance	990,340,397.20
Ending Actual Collateral Balance	990,368,267.05	990,368,267.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP
	$9,999,999 or less	19	108,797,079.68	10.99%	86	3.9460	2.276536	1.39 or less	15	265,902,113.17	26.85%	84	3.9689	0.984421
$10,000,000 to $19,999,999		18	250,753,292.79	25.32%	78	4.0145	1.980257	1.40 to 1.49	1	27,577,481.02	2.78%	87	3.6500	1.430000
$20,000,000 to $29,999,999		12	302,367,652.68	30.53%	85	3.8010	2.836929	1.50 to 1.59	2	52,490,539.73	5.30%	23	4.5708	1.577102
$30,000,000 to $39,999,999		4	136,260,000.00	13.76%	69	4.0666	1.669540	1.60 to 1.69	3	28,376,595.74	2.87%	63	4.3432	1.658771
$40,000,000 to $49,999,999		2	82,000,000.00	8.28%	86	3.1540	1.312439	1.70 to 1.79	4	53,281,286.26	5.38%	83	4.0925	1.741053
	$50,000,000 or greater	1	66,000,000.00	6.66%	86	3.6500	2.630000	1.80 to 1.99	4	45,226,757.05	4.57%	86	3.8879	1.873912
	Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874	2.00 to 2.49	10	173,638,452.31	17.53%	86	3.7728	2.274674
								2.50 or greater	17	299,684,799.87	30.26%	86	3.5729	3.694506
								Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	44,162,372.05	4.46%	53	4.3536	NAP	Tennessee	3	34,623,003.14	3.50%	87	3.3943	2.635968
Alabama	2	24,555,443.84	2.48%	86	3.7280	2.602474	Texas	9	30,962,295.45	3.13%	85	3.9043	2.538282
Arizona	3	33,593,248.79	3.39%	86	3.7861	2.441587	Virginia	4	53,033,237.50	5.36%	87	3.7163	2.767228
Arkansas	2	18,640,539.72	1.88%	25	4.3000	1.590000	Washington, DC	1	36,000,000.00	3.64%	84	4.0400	1.340000
California	5	138,069,502.00	13.94%	82	3.9008	2.683596	Wyoming	1	1,361,734.00	0.14%	86	3.6500	2.630000
Colorado	1	2,138,588.00	0.22%	86	4.5500	1.380000	Totals	115	990,340,397.20	100.00%	80	3.8685	2.206874
Delaware	3	33,114,536.62	3.34%	85	4.1439	1.564432
									Property Type³
Florida	3	44,115,000.00	4.45%	85	3.9830	2.222730
Georgia	6	33,292,053.42	3.36%	86	3.8977	2.404591		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	23,500,000.00	2.37%	84	3.8200	2.290000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	15,511,528.90	1.57%	85	3.9643	2.369489	Defeased	5	44,162,372.05	4.46%	53	4.3536	NAP
Kansas	1	8,056,901.28	0.81%	86	3.9000	1.690000	Industrial	9	42,224,574.15	4.26%	86	3.8624	2.368541
Kentucky	2	1,816,729.56	0.18%	86	4.3160	2.010000	Lodging	8	107,836,094.22	10.89%	86	3.9657	3.121170
Louisiana	11	20,022,829.03	2.02%	85	3.9099	2.200835	Mixed Use	2	54,500,000.00	5.50%	85	4.0739	1.207615
Massachusetts	1	28,430,171.66	2.87%	86	3.7500	5.460000	Mobile Home Park	2	4,494,874.26	0.45%	87	4.3403	1.558234
Michigan	4	35,578,494.62	3.59%	87	3.7383	1.532315	Multi-Family	7	173,060,707.51	17.47%	83	3.8393	1.560764
Mississippi	8	11,337,802.80	1.14%	84	3.8090	2.700000	Office	15	216,139,831.94	21.82%	76	3.9930	2.155893
Montana	1	13,307,831.80	1.34%	87	3.9000	3.860000	Retail	28	214,016,679.07	21.61%	78	3.8550	1.941688
New Jersey	2	73,850,000.00	7.46%	57	3.9509	0.806290	Self Storage	39	133,905,263.99	13.52%	86	3.3915	3.358227
New York	3	64,700,000.00	6.53%	86	3.4201	2.014606	Totals	115	990,340,397.20	100.00%	80	3.8685	2.206874
North Carolina	5	2,831,188.76	0.29%	85	3.9407	2.520813
Ohio	9	68,148,983.88	6.88%	77	4.0716	1.987002
Oregon	1	7,362,015.20	0.74%	86	3.3450	4.450000
Pennsylvania	9	82,933,692.34	8.37%	85	3.7758	1.690782
South Carolina	5	5,290,672.83	0.53%	84	3.8090	2.700000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP
	3.249% or less	3	74,000,000.00	7.47%	86	2.9685	4.892703	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.749%	15	297,070,399.75	30.00%	86	3.5089	2.076779	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.750% to 3.999%	10	190,425,110.40	19.23%	85	3.8275	2.877383	25 months to 36 months	50	807,503,025.15	81.54%	84	3.7633	2.400159
	4.000% to 4.249%	12	193,170,966.80	19.51%	85	4.1013	1.580951	37 months to 48 months	6	138,675,000.00	14.00%	66	4.3267	1.244552
	4.250% to 4.499%	10	134,982,393.58	13.63%	75	4.3515	1.399322	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	4	40,604,154.62	4.10%	33	4.6917	1.542716	Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874
	4.750% or greater	2	15,925,000.00	1.61%	41	4.8879	1.687268
	Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document

	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer						and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP
	59 months or less	3	63,590,539.73	6.42%	24	4.6283	1.591573	Interest Only	26	582,260,000.00	58.79%	80	3.7773	2.143810
	60 months or greater	53	882,587,485.42	89.12%	85	3.7895	2.276845	300 months or less	1	17,018,325.13	1.72%	87	3.5620	1.810000
	Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874	301 months to 357 months	29	346,899,700.02	35.03%	83	3.9749	2.397423
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document

	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer						and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	44,162,372.05	4.46%	53	4.3536	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	946,178,025.15	95.54%	81	3.8459	2.230789
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	990,340,397.20	100.00%	80	3.8685	2.206874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document

	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer						and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1-A2A4A8	10204839	1	Various Various		Various	Actual/360	3.650%	207,441.67	0.00	0.00	N/A	10/01/29	--	66,000,000.00	66,000,000.00	08/01/22
2-A-1B	10206956	1	MF	Philadelphia	PA	Actual/360	3.498%	75,307.65	0.00	0.00	N/A	09/08/29	--	25,000,000.00	25,000,000.00	08/08/22
2-A-1D	10206958	1				Actual/360	3.498%	30,123.06	0.00	0.00	N/A	09/08/29	--	10,000,000.00	10,000,000.00	08/08/22
2-A-1E	10206959	1				Actual/360	3.498%	15,061.53	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	08/08/22
2-A-1F	10206960	1				Actual/360	3.498%	15,061.53	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	08/08/22
3-A2	10208269	1	RT	Brooklyn	NY	Actual/360	3.015%	109,042.50	0.00	0.00	N/A	10/06/29	--	42,000,000.00	42,000,000.00	08/01/22
4-A3	10200605	1	MF	San Francisco	CA	Actual/360	4.436%	95,496.91	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	08/01/22
4-A5	10200607	1				Actual/360	4.436%	57,298.14	0.00	0.00	N/A	02/10/29	--	15,000,000.00	15,000,000.00	08/01/22
5-A2-A3	10208270	1	SS	Secaucus	NJ	Actual/360	3.300%	113,666.67	0.00	0.00	N/A	10/06/29	--	40,000,000.00	40,000,000.00	08/01/22
6-A-1-B	10203616	1	SS	Various	Various	Actual/360	3.809%	88,559.25	0.00	0.00	N/A	08/01/29	--	27,000,000.00	27,000,000.00	08/01/22
6-A-1-C	10203617	1				Actual/360	3.809%	32,799.72	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	08/01/22
7-A6-A7	10208271	1	MU	Washington	DC	Actual/360	4.040%	125,240.00	0.00	0.00	N/A	08/06/29	--	36,000,000.00	36,000,000.00	08/01/22
8-A-2	10202497	1	MF	Los Angeles	CA	Actual/360	4.150%	125,076.39	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	08/06/22
9	10208272	1	OF	Newark	NJ	Actual/360	4.720%	137,581.44	0.00	0.00	N/A	06/05/24	--	33,850,000.00	33,850,000.00	08/05/22
10	10205041	1	MF	Nashville	TN	Actual/360	3.300%	89,256.75	0.00	0.00	N/A	11/01/29	--	31,410,000.00	31,410,000.00	08/01/22
11-A2	10205948	1	LO	Brewster	MA	Actual/360	3.750%	91,957.46	46,977.22	0.00	N/A	10/01/29	--	28,477,148.88	28,430,171.66	08/01/22
12	10203267	1	OF	Sterling	VA	Actual/360	3.700%	93,703.53	0.00	0.00	N/A	11/01/29	--	29,410,000.00	29,410,000.00	08/01/22
13	10203159	1	RT	Grand Rapids	MI	Actual/360	3.650%	86,814.47	43,561.50	0.00	N/A	11/01/29	--	27,621,042.52	27,577,481.02	08/01/22
14	10208273	1	OF	King of Prussia	PA	Actual/360	3.973%	93,569.67	0.00	0.00	N/A	11/06/29	--	27,350,000.00	27,350,000.00	08/06/22
15-A-1-E	10203060	1	OF	Sunnyvale	CA	Actual/360	3.764%	81,027.54	0.00	0.00	07/06/29	06/06/34	--	25,000,000.00	25,000,000.00	08/06/22
16	10208274	1	SS	Various	NY	Actual/360	4.730%	97,753.33	0.00	0.00	N/A	10/06/24	--	24,000,000.00	24,000,000.00	08/06/22
17	10208275	1	OF	Wailuku	HI	Actual/360	3.820%	77,301.94	0.00	0.00	N/A	08/06/29	--	23,500,000.00	23,500,000.00	08/06/22
18	10208276	1	IN	Vandalia	OH	Actual/360	4.040%	80,014.44	0.00	0.00	10/01/29	09/01/30	--	23,000,000.00	23,000,000.00	08/01/22
19	10208277	1	RT	Miami Beach	FL	Actual/360	4.300%	78,128.61	0.00	0.00	N/A	09/05/29	--	21,100,000.00	21,100,000.00	08/05/22
20	10208278	1	LO	Newark	DE	Actual/360	4.200%	71,859.72	28,388.80	0.00	N/A	09/05/29	--	19,869,047.07	19,840,658.27	08/05/22
21	10208279	1	SS	Los Angeles	CA	Actual/360	2.792%	48,084.44	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	08/06/22
22-A2	10208280	1	RT	Fayetteville	AR	Actual/360	4.300%	69,124.97	27,869.83	0.00	N/A	09/01/24	--	18,668,409.56	18,640,539.73	08/01/22
23	10208281	1	MU	New York	NY	Actual/360	4.140%	65,952.50	0.00	0.00	N/A	10/01/29	--	18,500,000.00	18,500,000.00	08/01/22

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	10203792	1	RT	Huber Heights	OH	Actual/360	3.562%	52,322.40	39,926.54	0.00	N/A	11/01/29	--	17,058,251.67	17,018,325.13	08/01/22
25	10208282	1	RT	Orlando	FL	Actual/360	3.780%	53,756.33	0.00	0.00	N/A	09/06/29	--	16,515,000.00	16,515,000.00	08/06/22
26	10208283	1	OF	Scottsdale	AZ	Actual/360	4.300%	61,095.83	0.00	0.00	N/A	11/06/29	--	16,500,000.00	16,500,000.00	08/06/22
27-A2	10208284	1	RT	Various	Various	Actual/360	4.316%	53,146.74	0.00	0.00	N/A	10/06/29	--	14,300,000.00	14,300,000.00	08/01/22
28	10208285	1	LO	Whitefish	MT	Actual/360	3.900%	44,763.57	21,269.98	0.00	N/A	11/06/29	--	13,329,101.78	13,307,831.80	08/06/22
29	10208286	1	RT	Various	DE	Actual/360	4.060%	46,473.12	18,926.67	0.00	N/A	10/06/29	--	13,292,805.02	13,273,878.35	08/06/22
30	10202178	1	RT	Mableton	GA	Actual/360	4.020%	43,270.83	0.00	0.00	N/A	10/01/29	--	12,500,000.00	12,500,000.00	08/01/22
31	10203962	1	SS	McLean	VA	Actual/360	3.100%	32,033.33	0.00	0.00	N/A	11/01/29	--	12,000,000.00	12,000,000.00	08/01/22
32	10208287	1	LO	Hoover	AL	Actual/360	3.820%	37,117.02	18,467.48	0.00	N/A	09/06/29	--	11,283,673.14	11,265,205.66	08/06/22
33	10208288	1	LO	Ashburn	VA	Actual/360	4.400%	40,758.71	15,576.89	0.00	N/A	11/06/29	--	10,757,430.74	10,741,853.85	08/01/22
34	10208289	1	RT	Highland Heights	OH	Actual/360	4.900%	46,835.83	0.00	0.00	N/A	10/06/24	--	11,100,000.00	11,100,000.00	08/01/22
35	10203146	1	MF	Phoenix	AZ	Actual/360	3.250%	28,685.76	0.00	0.00	N/A	10/01/29	--	10,250,000.00	10,250,000.00	08/01/22
36	10208290	1	LO	Lithia Springs	GA	Actual/360	3.600%	30,119.02	16,482.13	0.00	N/A	10/06/29	--	9,715,811.74	9,699,329.61	08/06/22
37	10208291	1	MF	Alexandria	LA	Actual/360	4.060%	32,283.29	14,362.15	0.00	N/A	10/06/29	--	9,234,056.61	9,219,694.46	08/01/22
38	10208292	1	OF	Westerville	OH	Actual/360	4.120%	31,728.08	13,680.60	0.00	N/A	11/05/29	--	8,943,086.69	8,929,406.09	08/05/22
39	10208293	1	LO	Terre Haute	IN	Actual/360	4.110%	30,285.71	13,254.37	0.00	N/A	09/06/29	--	8,557,300.59	8,544,046.22	08/06/22
40	10208294	1	RT	Lenexa	KS	Actual/360	3.900%	27,096.26	11,462.62	0.00	N/A	10/06/29	--	8,068,363.90	8,056,901.28	08/06/22
41	10208295	1	SS	North Plains	OR	Actual/360	3.345%	21,243.44	13,110.67	0.00	N/A	10/06/29	--	7,375,125.87	7,362,015.20	08/06/22
42	10208296	1	MF	Dallas	TX	Actual/360	3.720%	24,444.64	0.00	0.00	N/A	10/06/29	--	7,631,000.00	7,631,000.00	08/01/22
43	10204060	1	SS	Chandler	AZ	Actual/360	3.350%	19,776.00	12,175.73	0.00	N/A	10/01/29	--	6,855,424.52	6,843,248.79	08/01/22
44	10208297	1	SS	Orlando	FL	Actual/360	3.470%	19,422.36	0.00	0.00	N/A	10/06/29	--	6,500,000.00	6,500,000.00	08/06/22
45	10208298	1	SS	Wilbraham	MA	Actual/360	4.340%	23,918.22	0.00	0.00	N/A	09/06/29	--	6,400,000.00	6,400,000.00	08/06/22
46	10208299	1	LO	Calhoun	GA	Actual/360	4.240%	21,965.04	8,990.30	0.00	N/A	11/06/29	--	6,015,987.45	6,006,997.15	08/06/22
47	10208300	1	MF	Goldsboro	NC	Actual/360	3.683%	19,474.39	9,118.40	0.00	N/A	10/06/29	--	6,140,490.45	6,131,372.05	08/06/22
48	10208301	1	RT	Spring	TX	Actual/360	4.370%	21,637.57	0.00	0.00	10/01/29	09/01/34	--	5,750,000.00	5,750,000.00	08/01/22
49-A6	10208302	1	OF	Malvern	PA	Actual/360	4.860%	20,192.63	0.00	0.00	N/A	11/07/28	--	4,825,000.00	4,825,000.00	08/01/22
50	10208303	1	SS	Schenectady	NY	Actual/360	4.300%	15,551.67	0.00	0.00	N/A	11/06/29	--	4,200,000.00	4,200,000.00	08/06/22
51	10208304	1	RT	Edinburg	TX	Actual/360	4.250%	13,723.96	0.00	0.00	N/A	10/06/29	--	3,750,000.00	3,750,000.00	08/06/22

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
52	10208305	1	RT	Pittsburgh	PA	Actual/360	4.550%	9,552.21	3,444.13	0.00	N/A	10/06/29	--	2,437,997.70	2,434,553.57	08/06/22
53	10199490	1	MH	Gladstone	MI	Actual/360	4.150%	8,431.77	3,166.66	0.00	N/A	11/01/29	--	2,359,452.92	2,356,286.26	08/01/22
54	10208306	1	MF	Oak Park	MI	Actual/360	4.550%	8,557.49	3,103.54	0.00	N/A	09/06/29	--	2,184,116.59	2,181,013.05	08/06/22
55	10203258	1	MH	Bayfield	CO	Actual/360	4.550%	8,390.96	3,025.44	0.00	N/A	10/01/29	--	2,141,613.44	2,138,588.00	08/01/22
Totals								3,300,360.01	386,341.65	0.00				990,726,738.85	990,340,397.20
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A2A4A8	1	20,821,903.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1B	1	16,378,779.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1D	1	16,378,779.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1E	1	16,378,779.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1F	1	16,378,779.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A2	1	6,993,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A3	1	11,043,243.12	3,102,575.34	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A5	1	11,043,243.12	3,102,575.34	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A2-A3	1	2,365,533.80	136,953.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-B	1	14,715,924.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-C	1	14,715,924.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A6-A7	1	6,865,124.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-2	1	15,127,104.51	17,426,070.57	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,770,638.98	2,585,929.12	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,881,103.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A2	1	23,721,570.27	23,430,078.54	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,648,683.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,405,702.70	2,403,302.05	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,703,018.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-1-E	1	41,414,038.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	2,204,959.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,139,895.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,645,878.60	819,377.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,055,373.17	914,636.65	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	6,032,220.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22-A2	1	4,066,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	910,458.16	994,387.57	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1	2,165,625.10	1,086,806.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,678,743.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,224,978.95	1,048,401.34	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27-A2	1	2,890,876.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	3,130,668.12	3,301,621.34	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,452,983.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,111,912.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,540,111.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,887,810.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	278,190.07	885,599.73	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	928,236.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,465,946.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,955,391.04	423,927.24	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	953,447.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,391,962.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	1,190,039.88	1,299,551.76	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	655,975.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,871,140.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	988,892.32	1,041,108.91	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	741,639.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	1,115,929.08	1,081,655.46	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	609,571.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49-A6	1	12,190,662.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	512,311.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	280,401.47	188,229.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	1	360,390.43	320,785.17	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	152,342.58	122,338.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	134,181.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	195,869.64	95,516.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		312,863,202.64	65,811,427.39				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868543%	3.851206%	80
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868550%	3.851213%	81
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868559%	3.851221%	82
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868566%	3.851228%	83
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868575%	3.851236%	84
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868581%	3.851242%	85
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868594%	3.851254%	86
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868600%	3.851260%	87
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868607%	3.851266%	88
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868615%	3.851274%	89
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868621%	3.851279%	90
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868629%	3.851287%	91
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		33,850,000	33,850,000	0		0
25 - 36 Months		53,740,540	53,740,540	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		902,749,857	902,749,857	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	990,340,397	990,340,397	0	0	0	0
Jul-22	990,726,739	990,726,739	0	0	0	0
Jun-22	991,137,880	991,137,880	0	0	0	0
May-22	991,521,560	991,521,560	0	0	0	0
Apr-22	991,930,135	991,930,135	0	0	0	0
Mar-22	992,311,171	992,311,171	0	0	0	0
Feb-22	992,769,729	992,769,729	0	0	0	0
Jan-22	993,147,962	993,147,962	0	0	0	0
Dec-21	993,524,934	993,524,934	0	0	0	0
Nov-21	993,927,037	993,927,037	0	0	0	0
Oct-21	994,298,348	994,298,348	0	0	0	0
Sep-21	994,673,209	994,673,209	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
48	10208301	1	5,750,000.00	4.37000%	5,750,000.00 4.37000%		10	05/15/20	05/01/20	05/01/20
Totals			5,750,000.00		5,750,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29